SUPPLEMENT TO THE PROSPECTUSES

OF

  WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

ForOpportunity Fund

Effective May 1, 2011, Thomas D. Wooden, CFA will act as co-Portfolio Manager with Ann M. Miletti for the above-referenced Fund.  Mr. Wooden’s biographical description is included among the Portfolio Manager biographies listed for Wells Capital Management, as follows:

“Mr. Wooden is jointly responsible for managing the Opportunity Fund, which he has managed since 2011. He is a portfolio manager on the Core Equity team at Wells Capital Management. Prior to joining Wells Capital Management in 2008, Mr. Wooden was an associate portfolio manager for Artisan Partners, LLC, where he began his investment industry career in 1999. Earlier, he was an F-15C Squadron Assistant Operations Officer, Weapons Officer and Instructor Pilot for the United States Air Force. Education: Bachelor's degree in business management, United States Air Force Academy. Mr. Wooden has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute.”

April 26, 2011	SCIT041/P204ASP

Please file this Statement of Additional Information Supplement with your records

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

ForOpportunity Fund

Effective May 1, 2011, Thomas D. Wooden, CFA will act as co-Portfolio Manager with Ann M. Miletti for the above-referenced Fund. The section “Portfolio Managers” beginning on page 36 of the Statement of Additional Information is amended to add the following information:

Management of Other Accounts. The following table(s) indicate the type of, number of, and total assets in accounts managed by the Portfolio Managers. The following table also indicates the number and total assets managed of the above accounts for which the advisory fee is based on the performance of such accounts. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under “Other Accounts.” Personal brokerage accounts of portfolio managers and their families are not reflected.

Wells Capital Management

Thomas D. Wooden, CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1 Mr. Wooden became portfolio manager of the Opportunity Fund on May 1, 2011. The information presented in this table is as of September 30, 2010, at which time he was not a manager of the Opportunity Fund.

Beneficial Ownership in the Funds.The following table shows for each Portfolio Manager the dollar value of Fund equity securities beneficially owned by the Portfolio Manager, stated as one of the following ranges:

$0;

$1 - $10,000;

$10,001 - $50,000;

$50,001 - $100,000;

$100,001 - $500,000;

$500,001 - $1,000,000; and

over $1,000,000.

Portfolio Manager	Fund	Beneficial Ownership
Wells Capital Management
Thomas D. Wooden	Opportunity Fund	$100,001 - $500,000

April 26, 2011